Consolidated Statement of Changes in Equity - ARS ($) $ in Millions	Issued capital [member]	Adjustment To Share Capital [Member]	Treasury shares [member]	Adjustment To Treasury Stock [Member]	Additional paid-in capital [member]	Cost Treasury Stock [Member]	Legal Reserves [Member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2021	$ 875	$ 742,265	$ 31	$ 16,055	$ 10,117	$ (60,856)	$ 51,438	$ 498,128		$ (2,629)	$ (165,413)	$ 1,090,011
IfrsStatementLineItems [Line Items]
Equity before adjustment	875	742,265	31	16,055	10,117	(60,856)	51,438	498,128		(2,629)	(281,949)	973,475
Adjustment to results of previous years - IAS 8 (Note 1)											116,536	116,536
Other Reserve Constitution - Share-based compensation plan (Note 25)									61			61
Payment of Other Reserve Constitution - Share-based compensation plan (Note 25)		74		(74)	61				(61)
Other comprehensive results										(2,883)		(2,883)
Income for the year											(44,014)	(44,014)
Ending balance, value at Dec. 31, 2022	875	742,339	31	15,981	10,178	(60,856)	51,438	498,128		(5,512)	(209,427)	1,043,175
IfrsStatementLineItems [Line Items]
Other Reserve Constitution - Share-based compensation plan (Note 25)									91			91
Payment of Other Reserve Constitution - Share-based compensation plan (Note 25)		74		(74)	91				(91)
Other comprehensive results										(2,049)		(2,049)
Income for the year											191,387	191,387
Ending balance, value at Dec. 31, 2023	875	742,413	31	15,907	10,269	(60,856)	51,438	498,128		(7,561)	(18,040)	1,232,604
IfrsStatementLineItems [Line Items]
Other Reserve Constitution - Share-based compensation plan (Note 25)									60			60
Payment of Other Reserve Constitution - Share-based compensation plan (Note 25)		41		(41)	60				(60)
Other comprehensive results										2,273		2,273
Income for the year											272,128	272,128
Ending balance, value at Dec. 31, 2024	$ 875	$ 742,454	$ 31	$ 15,866	$ 10,329	$ (60,856)	$ 51,438	$ 498,128		$ (5,288)	$ 254,088	$ 1,507,065